LVIP Wells Fargo Intrinsic Value Fund

(Standard Class)

Summary Prospectus
November 12, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPstandard. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2011, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the LVIP Wells Fargo Intrinsic Value Fund (formerly LVIP FI Equity-Income) is to seek reasonable income by investing primarily in income-producing equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A
Maximum Deferred Sales Charge (Load)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A
Redemption Fee	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) fees	None
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.84%
Less Fee Waiver1	(0.04%)
Net Expenses	0.80%

1
Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.03% on the first $250 million of average daily net assets of the fund; 0.08% on the next $500 million and 0.13% of average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2011.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

1 year	3 years	5 years	10 years
$82	$264	$462	$1,033

  LVIP Wells Fargo Intrinsic Value Fund                                                  1

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher port- folio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 222% of the average value of its portfolio.

Principal Investment Strategies

The fund's primary investment strategies include:

•	normally investing at least 80% of the fund's assets in equity securities;
•
investing in high-quality, undervalued companies with identifiable factors that the investment team believes will drive the stock price higher over their investment time horizon (typically three to five years);

•	investing in domestic and foreign issuers; and
•
selecting investments using fundamental company research from a global perspective and employing a long-term focus that takes advantage of opportunities presented by short-term deviations of the stock prices of high-quality businesses from their full value.

The fund primarily invests in equity securities of approximately 30-50 large-capitalization companies, which the fund defines as companies with market capitalizations within the range of the Russell 1000 Value ® Index. The market capitalization range of the Russell 1000 Value Index was $261 million to $332.7 billion, as of December 31, 2009. The fund may also invest in equity securities of small and medium sized capitalization companies.

The fund may invest in equity securities of foreign issuers of any size. Foreign securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, in a country outside the United States. These securities may be traded on U.S. or foreign markets.

The fund utilizes a long-term focus that is intended to take advantage of investment opportunities presented by what the sub-adviser believes are short-term price anomalies in high-quality equity securities. The fund's sub-adviser generally chooses investments in equity securities of companies with established operating histories, financial strength and management expertise, among other factors. The sub-adviser seeks equity securities that are trading at a discount to what the sub-adviser believes are their estimated intrinsic values.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:

•	Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
•
Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.

•
Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

•
Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.

2                                                         LVIP Wells Fargo Intrinsic Value Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The infor- mation shows: (a) changes in the performance of the fund's Standard Class from year to year; and (b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[CHART]
Annual Total Returns
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
10.62%	(7.34%)	(15.67%)	32.35%	9.77%	4.49%	11.27%	4.36%	(38.32%)	23.30%
During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 19.94%. The Funds lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.72%).

	Average Annual Total Returns
	For periods ended 12/31/09
	1 year	5 years	10 years
LVIP Wells Fargo Intrinsic Value Fund	23.30%	(1.59%)	1.49%
Russell 1000 Value ® Index	19.69%	(0.25%)	2.47%

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Metropolitan West Capital Management, LLC

Portfolio Manager(s)	Company Title	Experience w/Fund
Gary W. Lisenbee	Chief Executive Officer and Chief Investment Officer	Since 2010
Jeffrey Peck	Director of Research and Lead Strategist	Since 2010

An investment in the fund is not a deposit of Wachovia Bank, N.A. or Wells Fargo Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation any other government agency.

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.

  LVIP Wells Fargo Intrinsic Value Fund                                                 3

LVIP Wells Fargo Intrinsic Value Fund
(Service Class)

Summary Prospectus
November 12, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPservice. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2011, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the LVIP Wells Fargo Intrinsic Value Fund (formerly LVIP FI Equity-Income) is to seek reasonable income by investing primarily in income-producing equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A
Maximum Deferred Sales Charge (Load)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A
Redemption Fee	N/A
Exchange Fee	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.09%
Less Fee Waiver1	(0.04%)
Net Expenses	1.05%

1
Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.03% on the first $250 million of average daily net assets of the fund; 0.08% on the next $500 million and 0.13% of average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2011.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

1 year	3 years	5 years	10 years
$107	$343	$597	$1,325

LVIP Wells Fargo Intrinsic Value Fund                                                       1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 222% of the average value of its portfolio.

Principal Investment Strategies

The fund's primary investment strategies include:

•	normally investing at least 80% of the fund's assets in equity securities;
•
investing in high-quality, undervalued companies with identifiable factors that the investment team believes will drive the stock price higher over their investment time horizon (typically three to five years);

•	investing in domestic and foreign issuers; and
•
selecting investments using fundamental company research from a global perspective and employing a long-term focus that takes advantage of opportunities presented by short-term deviations of the stock prices of high-quality businesses from their full value.

The fund primarily invests in equity securities of approximately 30-50 large-capitalization companies, which the fund defines as companies with market capitalizations within the range of the Russell 1000 Value® Index. The market capitalization range of the Russell 1000 Value Index was $261 million to $332.7 billion, as of December 31, 2009. The fund may also invest in equity securities of small and medium sized capitalization companies.

The fund may invest in equity securities of foreign issuers of any size. Foreign securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, in a country outside the United States. These securities may be traded on U.S. or foreign markets.

The fund utilizes a long-term focus that is intended to take advantage of investment opportunities presented by what the sub-adviser believes are short-term price anomalies in high-quality equity securities. The fund's sub-adviser generally chooses investments in equity securities of companies with established operating histories, financial strength and management expertise, among other factors. The sub-adviser seeks equity securities that are trading at a discount to what the sub-adviser believes are their estimated intrinsic values.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:

•	Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
•
Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.

•
Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

•
Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.

2                                                   LVIP Wells Fargo Intrinsic Value Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The infor- mation shows: (a) changes in the performance of the fund's Service Class from year to year; and (b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[CHART]
Annual Total Returns
2005	2006	2007	2008	2009
4.23%	11.00%	4.10%	(38.48%)	23.00%
During the periods shown in the above chart, the fund's highest return for a quarter occurred in the third quarter of 2009 at: 19.73%. The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.77%).

	Average Annual Total Returns
		For periods ended 12/31/09
			Lifetime (Since
	1 year	5 years	inception 5/19/04)
LVIP Wells Fargo Intrinsic Value Fund	23.00%	(1.84%)	0.75%
Russell 1000 Value ® Index	19.69%	(0.25%)	2.79%

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Metropolitan West Capital Management, LLC

Portfolio Manager(s)	Company Title	Experience w/Fund
Gary W. Lisenbee	Chief Executive Officer and Chief Investment Officer	Since 2010
Jeffrey Peck	Director of Research and Lead Strategist	Since 2010

An investment in the fund is not a deposit of Wachovia Bank, N.A. or Wells Fargo Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation any other government agency.

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.

LVIP Wells Fargo Intrinsic Value Fund	3